Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair Value Hierarchy—Our financial instruments measured at fair value, either on a recurring or a non-recurring basis, are classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs in the market place as discussed below:
•Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.
•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2017
Liabilities
Non-derivative liabilities:
Contingent consideration	$—	$—	$(2,262)	$(2,262)	(1)
Deferred compensation plan	(19,259)	—	—	(19,259)
Total	(19,259)	—	(2,262)	(21,521)
Net	$(19,259)	$—	$(2,262)	$(21,521)

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2016
Assets
Derivative assets:
Options on futures contracts	$91	$—	$—	$91
Total	91	$—	—	91	(2)
Liabilities
Non-derivative liabilities:
Deferred compensation plan	(9,078)	—	—	(9,078)
Total	(9,078)	—	—	(9,078)
Net	$(8,987)	$—	$—	$(8,987)
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(1) Reported as “due to affiliates” in the consolidated balance sheets.
(2) Reported as “investments in securities” in the consolidated balance sheets.
The following table presents our rollforward of our Level 3 contingent consideration liability (in thousands):

	Contingent Consideration Liability (1)
Balance December 31, 2016	$—
Acquisition	(1,196)
Gains (losses) included in earnings	(1,066)	(2)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance December 31, 2017	$(2,262)	(3)

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(1) Ashford Inc.’s contingent consideration associated with the acquisition of J&S is carried at fair value in the consolidated balance sheets. The fair value of our contingent consideration liability was estimated using significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement. The significant inputs in the Level 3 measurement included the timing and amount of the ultimate payout based on our estimate of J&S operating performance during the earn-out period, calculated in accordance with the agreement, and the risk adjusted discount rate used to discount the future payment.
(2) Calculated as the change in fair value of the contingent consideration associated with the acquisition of J&S and reported as “other” operating expense in the consolidated statements of operations.
(3) Reported as “due to affiliates” in the consolidated balance sheets.
Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations
The following table summarizes the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized
	Year Ended December 31,
	2017		2016		2015
Assets
Derivative assets:
Equity put options	$—		$(2,829)		$(7,218)
Equity call options	—		1,961		(680)
Options on futures contracts	(91)		(228)		(275)

Non-derivative assets:
Equity - American Depositary Receipt	—		—		89
Equity securities	—		(7,213)		(10,564)
U.S. treasury securities	—		479		(331)
Total	(91)		(7,830)		(18,979)
Liabilities
Derivative liabilities:
Short equity put options	—		2,147		7,139
Short equity call options	—		(1,944)		4,144
Non-derivative liabilities:
Equity - American Depositary Receipt	—		—		(300)
Equity securities	—		(160)		396
Contingent consideration	(1,066)		—		—
Deferred compensation plan	(10,410)		2,127		8,608
Total	(11,476)		2,170		19,987
Net	$(11,567)		$(5,660)		$1,008
Total combined
Unrealized gain (loss) on investments	$203		$2,326		$(2,490)
Realized gain (loss) on investments	(294)		(10,113)		(5,110)
Contingent consideration	(1,066)	(2)	—		—
Deferred compensation plan	(10,410)	(1)	2,127	(1)	8,608	(1)
Net	$(11,567)		$(5,660)		$1,008
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(1)	Reported as a component of salaries and benefits in the consolidated statements of operations.

(2)	Represents contingent consideration associated with the acquisition of J&S. Reported as a component of other operating expense in the consolidated statements of operations.